Cost Method Investment (Details) - Schedule of Cost Method Investment - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost Method Investment [Abstract]
10% Investment of Iluminar	$ 1,000,000	$ 1,000,000
Total	$ 1,000,000	$ 1,000,000